Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (106)	SFr (649)	SFr 282	SFr (755)	SFr 31
Gains/(losses) recognized in income on hedged items	100	690	(301)	790	(44)
Net gains/(losses) on the ineffective portion	(6)	41	(19)	35	(13)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(106)	(649)	282	(755)	31
Gains/(losses) recognized in income on hedged items	100	690	(301)	790	(44)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	(1)	(2)	(2)	1
Gains/(losses) recognized in AOCI on derivatives	(110)	(58)	(18)	(168)	(29)
Gains/(losses) reclassified from AOCI into income	(66)	(16)	(18)	(82)	(22)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(64)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(31)	(61)	8	(92)	1
Gains/(losses) reclassified from AOCI into income	(24)	(16)	(2)	(40)	(2)
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(79)	3	(26)	(76)	(30)
Gains/(losses) reclassified from AOCI into income	(42)	0	(16)	(42)	(20)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	141	17	133	158	(54)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr 141	SFr 17	SFr 133	158	(54)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives				(755)	31
Gains/(losses) recognized in income on hedged items				790	(44)
Net gains/(losses) on the ineffective portion				35	(13)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives				(755)	31
Gains/(losses) recognized in income on hedged items				790	(44)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion				(2)	1
Gains/(losses) recognized in AOCI on derivatives				(165)	(29)
Gains/(losses) reclassified from AOCI into income				(79)	(19)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				(54)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				(92)	1
Gains/(losses) reclassified from AOCI into income				(40)	(2)
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				(73)	(30)
Gains/(losses) reclassified from AOCI into income				(39)	(17)
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				158	(54)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				SFr 158	SFr (54)